Schedule of Investments (unaudited)
February 28, 2025
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.9%
General Dynamics Corp.	26,537	$ 6,703,246
General Electric Co.	5,120	1,059,738
HEICO Corp., Class A	11,415	2,433,221
Karman Holdings, Inc.(a)	10,078	317,860
Lockheed Martin Corp.	12,157	5,475,148
Northrop Grumman Corp.	12,855	5,935,668
RTX Corp.	26,370	3,506,946
		25,431,827
Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc.	24,880	2,919,917
FedEx Corp.	9,261	2,434,717
United Parcel Service, Inc., Class B	4,291	510,757
		5,865,391
Automobile Components — 0.5%
BorgWarner, Inc.	101,684	3,027,133
Automobiles — 0.3%
General Motors Co.	43,319	2,128,262
Banks — 8.2%
Bank of America Corp.	326,388	15,046,487
Citigroup, Inc.	110,746	8,854,143
Citizens Financial Group, Inc.	49,523	2,266,668
FNB Corp.	25,790	382,723
JPMorgan Chase & Co.	67,756	17,931,625
PNC Financial Services Group, Inc. (The)	45,510	8,734,279
Truist Financial Corp.	18,362	851,079
		54,067,004
Beverages — 0.2%
Coca-Cola Co. (The)	3,224	229,581
Constellation Brands, Inc., Class A	5,089	893,120
Molson Coors Beverage Co., Class B	8,112	497,184
		1,619,885
Biotechnology — 4.1%
AbbVie, Inc.	20,650	4,316,469
Amgen, Inc.	2,157	664,485
Biogen, Inc.(a)	33,972	4,773,066
BioMarin Pharmaceutical, Inc.(a)	47,697	3,394,119
Gilead Sciences, Inc.	39,678	4,535,592
Incyte Corp.(a)	9,287	682,595
Ionis Pharmaceuticals, Inc.(a)	10,210	338,870
Metsera, Inc.(a)	6,133	151,976
Moderna, Inc.(a)	5,996	185,636
Natera, Inc.(a)	8,283	1,288,752
Neurocrine Biosciences, Inc.(a)	17,740	2,106,093
Regeneron Pharmaceuticals, Inc.	3,841	2,683,860
Ultragenyx Pharmaceutical, Inc.(a)	11,332	486,369
United Therapeutics Corp.(a)	3,880	1,241,794
		26,849,676
Broadline Retail — 0.3%
Amazon.com, Inc.(a)	3,488	740,433
Etsy, Inc.(a)	21,424	1,096,694
		1,837,127
Building Products — 0.9%
Allegion PLC	603	77,612
Owens Corning	1,659	255,552
Trane Technologies PLC	16,111	5,698,461
		6,031,625
Security	Shares	Value
Capital Markets — 7.6%
Charles Schwab Corp. (The)	53,345	$ 4,242,528
CME Group, Inc., Class A	35,926	9,116,941
Houlihan Lokey, Inc., Class A	688	119,265
Interactive Brokers Group, Inc., Class A	1,223	249,981
Intercontinental Exchange, Inc.	43,348	7,509,174
Invesco Ltd.	329,789	5,735,031
Moody’s Corp.	2,482	1,250,779
Morgan Stanley	78,048	10,388,969
MSCI, Inc., Class A	786	464,141
Nasdaq, Inc.	27,868	2,306,913
S&P Global, Inc.	7,941	4,238,430
State Street Corp.	39,384	3,908,074
		49,530,226
Chemicals — 1.8%
DuPont de Nemours, Inc.	38,832	3,175,293
Ecolab, Inc.	3,177	854,645
Huntsman Corp.	110,331	1,867,904
LyondellBasell Industries NV, Class A	53,044	4,075,370
Mosaic Co. (The)	69,714	1,667,559
		11,640,771
Commercial Services & Supplies — 1.1%
Cintas Corp.	33,157	6,880,077
Waste Management, Inc.	1,161	270,258
		7,150,335
Communications Equipment — 1.4%
Cisco Systems, Inc.	32,423	2,078,639
Juniper Networks, Inc.	8,302	300,532
Motorola Solutions, Inc.	15,665	6,896,046
		9,275,217
Construction & Engineering — 0.8%
AECOM	10,407	1,041,220
Comfort Systems U.S.A., Inc.	4,365	1,585,936
EMCOR Group, Inc.	1,144	467,793
MasTec, Inc.(a)	15,468	2,019,966
		5,114,915
Consumer Finance — 0.7%
American Express Co.	11,538	3,472,476
OneMain Holdings, Inc.	22,770	1,223,660
		4,696,136
Consumer Staples Distribution & Retail — 3.5%
Costco Wholesale Corp.	4,485	4,703,016
Kroger Co. (The)	12,903	836,372
Target Corp.	14,383	1,786,944
Walmart, Inc.	161,487	15,924,233
		23,250,565
Containers & Packaging — 1.5%
Crown Holdings, Inc.	21,834	1,956,981
Packaging Corp. of America	35,629	7,592,184
		9,549,165
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)	4,767	618,089
Diversified Telecommunication Services — 0.9%
AT&T Inc.	107,035	2,933,829
Verizon Communications, Inc.	65,121	2,806,715
		5,740,544
Electric Utilities — 2.3%
Exelon Corp.	54,799	2,422,116
IDACORP, Inc.	10,696	1,261,165

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
NextEra Energy, Inc.	26,918	$ 1,888,836
OGE Energy Corp.	135,889	6,288,943
Pinnacle West Capital Corp.	37,011	3,424,998
		15,286,058
Electrical Equipment — 1.8%
AMETEK, Inc.	13,432	2,542,678
Eaton Corp. PLC	31,369	9,201,155
		11,743,833
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	90,686	6,039,688
Badger Meter, Inc.	635	133,560
Flex Ltd.(a)	13,797	522,768
Insight Enterprises, Inc.(a)	1,427	219,587
TE Connectivity PLC	11,730	1,806,772
Trimble, Inc.(a)	9,328	671,429
		9,393,804
Energy Equipment & Services — 0.6%
Flowco Holdings, Inc., Class A(a)	8,491	219,068
Halliburton Co.	151,450	3,993,736
		4,212,804
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(a)	31,016	15,936,951
Mastercard, Inc., Class A	745	429,351
PayPal Holdings, Inc.(a)	4,040	287,042
Visa, Inc., Class A	4,647	1,685,514
		18,338,858
Food Products — 0.7%
Bunge Global SA	3,309	245,495
Freshpet, Inc.(a)	2,761	295,510
Ingredion, Inc.	9,827	1,283,504
Tyson Foods, Inc., Class A	42,739	2,621,610
		4,446,119
Ground Transportation — 0.2%
CSX Corp.	38,938	1,246,405
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	19,277	2,660,419
Beta Bionics, Inc.(a)	10,810	226,686
Boston Scientific Corp.(a)	36,285	3,766,020
Edwards Lifesciences Corp.(a)	28,502	2,041,313
Intuitive Surgical, Inc.(a)	492	281,990
Medtronic PLC	122,034	11,229,569
STERIS PLC	1,682	368,795
Stryker Corp.	18,771	7,249,173
		27,823,965
Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	11,460	1,483,841
Centene Corp.(a)	73,101	4,251,554
Cigna Group (The)	6,662	2,057,559
Elevance Health, Inc.	7,712	3,060,739
Encompass Health Corp.	1,800	180,252
HCA Healthcare, Inc.	12,308	3,769,940
Tenet Healthcare Corp.(a)	5,180	655,736
UnitedHealth Group, Inc.	19,180	9,109,733
		24,569,354
Health Care REITs — 0.1%
Ventas, Inc.	13,854	958,420
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	1,584	7,945,360
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
DoorDash, Inc., Class A(a)	17,600	$ 3,492,544
Flutter Entertainment PLC(a)	2,369	664,718
McDonald’s Corp.	4,529	1,396,426
Texas Roadhouse, Inc.	16,598	3,055,526
Travel + Leisure Co.	3,040	169,693
		16,724,267
Household Durables — 1.1%
DR Horton, Inc.	18,946	2,402,542
Mohawk Industries, Inc.(a)	1,060	124,645
NVR, Inc.(a)	122	883,961
PulteGroup, Inc.	2,910	300,545
Taylor Morrison Home Corp., Class A(a)	2,884	177,770
Toll Brothers, Inc.	29,723	3,318,276
		7,207,739
Household Products — 2.2%
Colgate-Palmolive Co.	83,736	7,634,211
Procter & Gamble Co. (The)	38,449	6,683,974
		14,318,185
Industrial Conglomerates — 0.5%
3M Co.	19,345	3,000,796
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	19,455	1,110,491
Prologis, Inc.	18,482	2,290,290
		3,400,781
Insurance — 3.5%
Allstate Corp. (The)	19,944	3,971,848
Brown & Brown, Inc.	5,950	705,313
Globe Life, Inc.	1,491	189,998
Hartford Insurance Group, Inc. (The)	3,372	398,840
Marsh & McLennan Cos., Inc.	3,689	877,392
Progressive Corp. (The)	17,656	4,978,992
Reinsurance Group of America, Inc.	12,432	2,519,842
Travelers Cos., Inc. (The)	22,572	5,834,636
Unum Group	39,411	3,243,131
		22,719,992
Interactive Media & Services — 0.8%
Alphabet, Inc., Class A	19,101	3,252,519
Meta Platforms, Inc., Class A	1,495	998,959
Pinterest, Inc., Class A(a)	19,890	735,532
Snap, Inc., Class A, NVS(a)	10,673	109,398
ZoomInfo Technologies, Inc., Class A(a)	6,468	75,417
		5,171,825
IT Services — 1.5%
Accenture PLC, Class A	26,866	9,362,801
MongoDB, Inc., Class A(a)	1,629	435,643
		9,798,444
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	9,692	1,239,800
Danaher Corp.	8,172	1,697,815
Thermo Fisher Scientific, Inc.	11,624	6,148,631
		9,086,246
Machinery — 2.9%
Caterpillar, Inc.	14,036	4,827,682
Cummins, Inc.	9,628	3,544,837
Flowserve Corp.	23,404	1,288,156
Illinois Tool Works, Inc.	4,049	1,068,855

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	12,150	$ 8,122,397
Westinghouse Air Brake Technologies Corp.	1,988	368,496
		19,220,423
Media — 1.5%
Comcast Corp., Class A	208,446	7,479,043
Fox Corp., Class A, NVS	32,982	1,899,763
Fox Corp., Class B	3,375	182,486
New York Times Co. (The), Class A	3,332	160,236
		9,721,528
Metals & Mining — 1.4%
Freeport-McMoRan, Inc.	68,488	2,527,892
Newmont Corp.	12,591	539,399
Nucor Corp.	43,356	5,960,149
		9,027,440
Multi-Utilities — 1.4%
CMS Energy Corp.	84,105	6,143,870
Consolidated Edison, Inc.	31,436	3,191,383
		9,335,253
Oil, Gas & Consumable Fuels — 5.4%
Cheniere Energy, Inc.	4,161	951,038
Chevron Corp.	53,213	8,440,646
ConocoPhillips	39,512	3,917,615
Devon Energy Corp.	146,448	5,304,346
EOG Resources, Inc.	3,748	475,771
Exxon Mobil Corp.	63,016	7,015,571
Marathon Petroleum Corp.	31,265	4,695,378
Ovintiv, Inc.	2,073	90,093
Valero Energy Corp.	29,575	3,866,340
Williams Cos., Inc. (The)	14,989	872,060
		35,628,858
Passenger Airlines — 0.6%
American Airlines Group, Inc.(a)	38,513	552,662
Delta Air Lines, Inc.	50,018	3,007,082
United Airlines Holdings, Inc.(a)	1,763	165,387
		3,725,131
Pharmaceuticals — 2.1%
Eli Lilly & Co.	337	310,252
Johnson & Johnson	21,823	3,601,232
Merck & Co., Inc.	19,192	1,770,462
Pfizer, Inc.	288,547	7,626,297
Zoetis, Inc., Class A	3,593	600,893
		13,909,136
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp., Class A	2,152	228,241
CACI International, Inc., Class A(a)	1,712	573,263
Equifax, Inc.	308	75,522
		877,026
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	1,170	87,036
Residential REITs — 0.4%
Camden Property Trust	2,751	341,289
Essex Property Trust, Inc.	7,636	2,379,149
		2,720,438
Retail REITs — 2.1%
Brixmor Property Group, Inc.	11,297	315,864
Kimco Realty Corp.	189,495	4,187,840
Simon Property Group, Inc.	50,183	9,338,554
		13,842,258
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.(a)	9,836	$ 982,223
Intel Corp.	78,342	1,859,056
Lam Research Corp.	16,047	1,231,447
Marvell Technology, Inc.	27,521	2,526,978
Microchip Technology, Inc.	8,973	528,151
Micron Technology, Inc.	13,802	1,292,281
NVIDIA Corp.	21,393	2,672,413
Onto Innovation, Inc.(a)	416	60,594
QUALCOMM, Inc.	26,821	4,215,457
Texas Instruments, Inc.	11,504	2,254,669
		17,623,269
Software — 2.7%
Adobe, Inc.(a)	6,336	2,778,716
Autodesk, Inc.(a)	8,957	2,456,099
Cadence Design Systems, Inc.(a)	1,007	252,254
Datadog, Inc., Class A(a)	722	84,149
Elastic NV(a)	3,218	374,446
Fair Isaac Corp.(a)	820	1,546,807
Fortinet, Inc.(a)	39,313	4,246,197
Microsoft Corp.	8,936	3,547,503
Qualys, Inc.(a)	692	90,970
SailPoint, Inc.(a)	6,892	165,408
ServiceNow, Inc.(a)	1,185	1,101,766
ServiceTitan, Inc., Class A(a)(b)	1,193	113,263
Synopsys, Inc.(a)	1,970	900,842
Varonis Systems, Inc.(a)	1,641	70,514
		17,728,934
Specialized REITs — 1.1%
CubeSmart	30,566	1,261,765
Digital Realty Trust, Inc.	11,787	1,842,544
Equinix, Inc.	440	398,033
Extra Space Storage, Inc.	5,018	765,546
Iron Mountain, Inc.	27,179	2,532,267
Lamar Advertising Co., Class A	3,739	464,496
		7,264,651
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A(a)	632	65,090
Best Buy Co., Inc.	5,351	481,109
Home Depot, Inc. (The)	16,785	6,656,931
Lithia Motors, Inc., Class A	1,944	669,591
Lowe’s Cos., Inc.	5,970	1,484,381
Penske Automotive Group, Inc.	4,273	720,983
TJX Cos., Inc. (The)	29,590	3,691,648
		13,769,733
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc.	17,967	4,345,139
NetApp, Inc.	2,187	218,285
		4,563,424
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., Class A	3,597	975,291
Under Armour, Inc., Class C, NVS(a)	4,872	30,937
		1,006,228
Tobacco — 1.1%
Altria Group, Inc.	9,769	545,599
Philip Morris International, Inc.	42,011	6,523,468
		7,069,067

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.3%
Ferguson Enterprises, Inc.	9,311	$ 1,652,703
Total Long-Term Investments — 99.4% (Cost: $572,050,627)		651,644,324
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)(e)	103,623	103,675
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(c)(d)	4,486,123	4,486,123
Total Short-Term Securities — 0.7% (Cost: $4,589,798)		4,589,798
Total Investments — 100.1% (Cost: $576,640,425)		656,234,122
Liabilities in Excess of Other Assets — (0.1)%		(917,692)
Net Assets — 100.0%		$ 655,316,430

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,324,253	$ —	$ (3,221,051)(a)	$ 473	$ —	$ 103,675	103,623	$ 2,036 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,735,335	—	(1,249,212)(a)	—	—	4,486,123	4,486,123	216,970	—
				$ 473	$ —	$ 4,589,798		$ 219,006	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	03/21/25	$ 5,665	$ (10,589)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Value Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 651,644,324	$ —	$ —	$ 651,644,324
Short-Term Securities
Money Market Funds	4,589,798	—	—	4,589,798
	$ 656,234,122	$ —	$ —	$ 656,234,122
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (10,589)	$ —	$ —	$ (10,589)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust